Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Borrowings [Abstract]
Schedule of Borrowings
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Short-term bank borrowing	$55,040	$140,902
Current portion of long-term bank borrowings	132,248	196,339
Long-term bank borrowings	-	44,410
Total borrowings	$187,288	$381,651